SUPPLEMENTAL BALANCE SHEET DISCLOSURES - Narrative (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Accounts receivable, before allowance for doubtful accounts	$ 29,500		$ 22,900
Allowance for doubtful accounts	280		1,552	$ 994
Depreciation expense	1,700	$ 2,300
Related Party
Related Party Transaction [Line Items]
Related party liability	$ 4,901		$ 5,856